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U.S. SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

                FORM 24F-2
     Annual Notice of Securities Sold
          Pursuant to Rule 24F-2

  Read instructions at end of Form before preparing Form.
          Please print or type.

  1.    Name and address of issuer:
               ELFUN TRUSTS
  c/o General Electric Investment Corporation
            3003 Summer Street
           Stamford, CT  06905

  2.    Name of each series or class of funds for which this notice is filed:

                   N/A

  3.    Investment Company Act File Numb No.  811-483

         Securities Act File Number:     No.  33-21301

  4.    Last day of fiscal year for which this notice is filed:
                                                  December 31, 1995


  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
         termination of the issuer's 24f-2 declaration:  [   ]


  6. Date of termination of issuer's declaration under the rule 24f-2(a)(1), if applicable (see instruction A.6):



  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                           Shares                10,630,915

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                           Shares                      -
                                           Dollar Amount               -

  9. Number and aggregate sale price of securities sold during the fiscal year:


                                           Shares             3,100,198.055
                                           Dollar Amount     119,480,449.94
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 10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                           Shares             1,429,356.176
                                           Dollar Amount      52,077,962.45

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                           Shares                  -
                                           Dollar Amount           -

 12.  Calculation of registration Fee:
       (i)  Aggregate sale price of securities sold during
            the fiscal year in reliance on 24f-2 (from item 10):
                                     $  $               52,077,962.45

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from item 11 if applicable):
                                     +  $                       -

     (iii)  Aggregate price of shares redeemed or repurchased
             during the fiscal year (if applicable):
                                     -  $               52,077,962.45

     (iv)  Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing fees
            pursuant to rule 24e-2 (if applicable):
                                     +  $                       -

      (v)  Net aggregate sale price of securities sold and  issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)](if applicable):
                                     $  $                       -

     (vi)  Multiplier prescribed by Section 6(b) of the
            Securities act of 1933 or other applicable law or
            regulation (see Instruction C.6):
                                     x                       0.000345


     (vii)  Fee due [line (i) or line (v) multiplied by (vi)]:
                                     $                           -


 Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3

 13.    Check box if fees are being remitted  to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).

                                                                       [    ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                     SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*   /s/ Jeffrey Groh
                             Treasurer




 Date                         2/22/96

 * Please print the name and title of the signing officer below the signature.
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            [LETTERHEAD OF GENERAL ELECTRIC INVESTMENT CORPORATION]




                                        February 22, 1996



Trustees of Elfun Trusts
3003 Summer Street
Stamford, Connecticut 06905

Gentlemen:

     I have examined the Fund Agreement, as amended to date, of Elfun Trusts (the "Fund"), a specimen of the Fund's Statement of Account issued to Unitholders in respect of the units the registration of which was made definite in number by Form 24f-2 for Elfun Trusts, dated February 22, 1996 (the "Notification"), being filed with the Securities and Exchange Commission (such units, the "Units"). I am of the opinion that the Units were legally issued and are fully paid and non-assessable.

     I consent to the use of this opinion in connection with the Notification and to the filing of a copy of this opinion with the Notification.

                                        Very truly yours,

                                        /s/ Matthew J. Simpson

                                        Matthew J. Simpson
                                        Vice President and
                                        Associate General
                                        Counsel